Other non-current liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Non-current Liabilities Explanatory [Abstract]
Fair value of derivatives financial instruments	€ 91	€ 161
Income tax liabilities	36	35
Other payables towards tax authorities	9	9
Cautionary deposits	255	265
Other payables	45	51
Other liabilities	1,043	1,247
Other non-current liabilities	€ 1,479	€ 1,768